Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
7. Goodwill
The following summarizes our goodwill activity in 2023:

Total
Goodwill—December 31, 2022	$2,171,526

Goodwill—September 30, 2023	$2,171,526

As the Company has one operating segment which was deemed to be its only reporting unit, goodwill is allocated to that one reporting unit and the carrying value is determined based on the equity of the entire company for purposes of evaluating goodwill impairment. As of December 31, 2022, the date of the last goodwill impairment analysis, the reporting unit had a negative carrying value of $19,252,093.
As of December 31, 2022, the estimated enterprise fair value for the one identified reporting unit was approximately $99.4 million. No impairment of goodwill was identified as of December 31, 2022.

10. Goodwill
The following summarizes our goodwill activity in 2022 and 2021:

Total
Goodwill-January 1, 2021	$—

Acquisition of Demio	2,171,526
Impairment	—

Goodwill-December 31, 2021	2,171,526
Impairment	—

Goodwill-December 31, 2022	$2,171,526

As the Company has one operating segment which was deemed to be its only reporting unit, goodwill is allocated to that one unit and the carrying value is determined based on the equity of the entire company for purposes of evaluating goodwill impairment. As of December 31, 2022 and 2021, the reporting unit had a negative carrying value of $19,252,093 and $8,593,627, respectively.
As of December 31, 2022 and 2021, the estimated enterprise fair value for the one identified reporting unit was $99,410,104 and $19,574,000, respectively. No impairment of goodwill was identified as of December 31, 2022 and 2021, respectively.